World Omni Auto Receivables Trust 2008-A Monthly Servicer Certificate April 30, 2008	Exhibit 99.1

Dates Covered
Collections Period	03/12/08 - 04/30/08
Interest Accrual Period	03/20/08 - 05/14/08
30/360 Days	55
Actual/360 Days	56
Distribution Date	05/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 3/11/08	1,176,470,667.40	65,251
Principal Payments	61,853,557.41	2,019
Defaulted Receivables	118,198.12	4
Repurchased Accounts	0.00	0

Pool Balance at 4/30/08	1,114,498,911.87	63,228

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	8,999,222.85	522
Past Due 61-90 days	1,943,409.34	97
Past Due 91 + days	73,295.89	2

Total	11,015,928.08	621

Total 31+ Delinquent as % Ending Pool Balance	0.99%

Recoveries	77,011.97

Aggregate Net Losses—April 2008	41,186.15

Overcollateralization Target Amount	16,717,483.68

Actual Overcollateralization	10,718,722.67

Weighted Average APR	8.48%

Weighted Average Remaining Term	61.88

Flow of Funds	$ Amount
Collections	74,496,039.21
Advances	131,021.00
Investment Earnings on Cash Accounts	153,532.53
Servicing Fee	(1,633,987.04)
Interest Rate Swap Receipt	—

Available Funds	73,146,605.70

Distributions of Available Funds
(1) Monthly Swap Payment Amount	67,823.10
(2) Class A Interest	6,270,971.80
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	56,089,088.13
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable	10,718,722.67
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	73,146,605.70

Servicing Fee	1,633,987.04
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Original Note Balance	1,170,588,000.00
Principal Paid	66,807,810.80
Note Balance @ 5/15/08	1,103,780,189.20

Class A-1
Original Note Balance	266,000,000.00
Principal Paid	66,807,810.80
Note Balance @ 5/15/08	199,192,189.20
Note Factor @ 5/15/08	74.8842817%

Class A-2
Original Note Balance	336,000,000.00
Principal Paid	—
Note Balance @ 5/15/08	336,000,000.00
Note Factor @ 5/15/08	100.0000000%

Class A-3a
Original Note Balance	210,000,000.00
Principal Paid	—
Note Balance @ 5/15/08	210,000,000.00
Note Factor @ 5/15/08	100.0000000%

Class A-3b
Original Note Balance	107,000,000.00
Principal Paid	—
Note Balance @ 5/15/08	107,000,000.00
Note Factor @ 5/15/08	100.0000000%

Class A-4
Original Note Balance	181,000,000.00
Principal Paid	—
Note Balance @ 5/15/08	181,000,000.00
Note Factor @ 5/15/08	100.0000000%

Class B
Original Note Balance	70,588,000.00
Principal Paid	—
Note Balance @ 5/15/08	70,588,000.00
Note Factor @ 5/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	6,270,971.80
Total Principal Paid	66,807,810.80

Total Paid	73,078,782.60

Class A-1
Coupon	2.92200%
Interest Paid	1,209,058.67
Principal Paid	66,807,810.80

Total Paid to A-1 Holders	68,016,869.47

Class A-2
One-Month Libor	2.53666%
Coupon	3.53666%
Interest Paid	1,848,496.64
Principal Paid	0.00

Total Paid to A-2 Holders	1,848,496.64

Class A-3a
Coupon	3.94000%
Interest Paid	1,264,083.33
Principal Paid	0.00

Total Paid to A-3a Holders	1,264,083.33

Class A-3b
One-Month Libor	2.53666%
Coupon	3.83666%
Interest Paid	638,591.49
Principal Paid	0.00

Total Paid to A-3b Holders	638,591.49

Class A-4
Coupon	4.74000%
Interest Paid	1,310,741.67
Principal Paid	0.00

Total Paid to A-4 Holders	1,310,741.67

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	5.3571127
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	57.0720106

Total Distribution Amount	62.4291233

A-1 Interest Distribution Amount	4.5453333
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	251.1571835

Total A-1 Distribution Amount	255.7025168

A-2 Interest Distribution Amount	5.5014781
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	5.5014781

A-3a Interest Distribution Amount	6.0194444
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	6.0194444

A-3b Interest Distribution Amount	5.9681448
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	5.9681448

A-4 Interest Distribution Amount	7.2416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	7.2416667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	839.56
Noteholders' Principal Distributable Amount	160.44

Account Balances	$ Amount

Advances
Balance as of 3/20/08	0.00
Balance as of 4/30/08	131,021.00
Change	131,021.00

Reserve Fund
Balance as of 3/20/08	2,941,176.67
Investment Earnings	10,279.88
Prior Month's Investment Earnings paid	0.00
Withdrawal	0.00
Balance as of 4/30/08	2,951,456.55
Change	10,279.88

Reserve Fund Requirement	2,941,176.67